UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2005

                    Date of reporting period: March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

Effective May 16, 2005, the fund changed its name from AllianceBernstein Worldwide Privatization Fund, Inc. to AllianceBernstein International Growth Fund, Inc.


ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)

Company                                                       Shares           U.S. $ Value
-------------------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS - 94.2%

Australia - 2.0%
CSL, Ltd.                                                      220,367        $   5,813,212
Telstra Corp., Ltd.                                            496,415            1,952,254
                                                                              -------------
                                                                                  7,765,466
                                                                              -------------
Austria - 0.9%
Erste Bank der oesterreichischen Sparkassen AG                  64,701            3,384,416
                                                                              -------------
Brazil - 5.3%
Companhia Energetica de Minas Gerais (ADR)                      38,100              869,442
Companhia Siderurgica Nacional, SA (ADR)(a)                     54,100            1,303,810
Companhia Vale do Rio Doce (ADR)                               101,000            3,192,610
Companhia Vale do Rio Doce (Sponsored ADR)                      31,200              828,984
Embratel Participacoes, SA (ADR)(a)                             40,600              330,890
Embratel Participacoes, SA rights, expiring 4/07/05 (a)         51,468                    -
Investimentos Itau, SA pfd                                   2,724,774            5,020,932
Petroleo Brasileiro, SA (ADR)                                  163,900            6,305,233
Telesp Celular Participacoes, SA (ADR)(a)                      413,678            2,473,794
                                                                              -------------
                                                                                 20,325,695
                                                                              -------------
Chile - 0.1%
Enersis, SA (ADR)(a)                                            41,200              346,080
                                                                              -------------
China - 3.3%
China Petroleum and Chemical Corp. (Sinopec) Cl. H           7,664,000            3,108,659
China Telecom Corp., Ltd. Cl. H                             10,134,000            3,531,298
CNOOC, Ltd.                                                  3,419,000            1,860,988
Datang International Power Generation Co., Ltd. Cl. H        2,502,000            1,808,464
Huaneng Power International, Inc. Cl. H                      1,872,000            1,373,473
Sinotrans, Ltd. Cl. H                                        4,277,000            1,231,424
                                                                              -------------
                                                                                 12,914,306
                                                                              -------------
Czech Republic - 0.4%
Komercni Banka AS                                               11,671            1,658,861
                                                                              -------------
Egypt - 0.6%
Egyptian Co. for Mobile Services                                52,575            1,586,315
Orascom Telecom Holding, SAE(GDR)(a)(b)                         23,591              830,403
                                                                              -------------
                                                                                  2,416,718
                                                                              -------------

Company                                                       Shares           U.S. $ Value
-------------------------------------------------------------------------------------------
Finland - 2.8%
Fortum OYJ(a)                                                  188,428        $   3,669,262
Sampo OYJ                                                      216,211            3,141,847
TietoEnator OYJ                                                117,646            4,022,688
                                                                              -------------
                                                                                 10,833,797
                                                                              -------------
France - 11.6%
BNP Paribas, SA                                                 68,388            4,850,214
Dassault Systemes, SA                                           55,529            2,620,614
France Telecom, SA(a)                                          239,628            7,164,117
Maroc Telecom(a)                                                54,585              523,613
Renault, SA                                                     78,850            7,043,607
Sanofi-Aventis                                                  71,963            6,078,306
Societe des Autoroutes Paris-Rhin-Rhone(a)                      21,793            1,217,586
Total, SA                                                       33,393            7,817,448
Veolia Environnement                                           210,352            7,456,824
                                                                              -------------
                                                                                 44,772,329
                                                                              -------------
Germany - 3.7%
Deutsche Postbank AG(a)                                         40,909            1,877,815
Deutsche Telekom AG(a)                                         132,446            2,644,074
Fraport AG                                                      99,387            4,075,617
Premiere AG(a)                                                  93,694            3,880,504
Rhoen-Klinikum AG                                               30,410            1,927,662
                                                                              -------------
                                                                                 14,405,672
                                                                              -------------
Greece - 1.4%
Greek Organisation of Football Prognostics, SA                 114,909            3,344,923
Public Power Corp.                                              73,769            2,126,203
                                                                              -------------
                                                                                  5,471,126
                                                                              -------------
Hungary - 1.2%
OTP Bank Rt.                                                   130,458            4,451,950
                                                                              -------------
India - 2.6%
ICICI Bank, Ltd.                                               221,591            1,997,987
ITC, Ltd.                                                       65,387            2,010,244
Industrial Development Bank of India, Ltd.                   1,354,940            2,827,768
Oil & Natural Gas Corp., Ltd.                                  133,064            2,680,980
Punjab National Bank, Ltd.                                      48,441              434,756
                                                                              -------------
                                                                                  9,951,735
                                                                              -------------
Indonesia - 0.5%
PT Telekomunikasi Indonesia                                  4,417,000            2,093,400
                                                                              -------------
Israel - 1.3%
Bank Hapoalim, Ltd.                                          1,440,300            4,845,258
                                                                              -------------

Company                                                       Shares           U.S. $ Value
-------------------------------------------------------------------------------------------
Italy - 2.6%
ENI SpA                                                        221,024        $   5,744,135
Fastweb(a)                                                      47,931            2,346,575
Terna SpA                                                      650,049            1,726,776
                                                                              -------------
                                                                                  9,817,486
                                                                              -------------
Japan - 10.5%
East Japan Railway Co.                                           1,254            6,730,024
Electric Power Development Co., Ltd.                           104,100            3,200,695
Japan Airlines Corp.                                           529,000            1,542,015
Japan Tobacco, Inc.                                                495            5,487,751
JSAT Corp.                                                         316              952,581
KDDI Corp.                                                         739            3,647,344
Mitsubishi Tokyo Financial Group, Inc.                           1,053            9,070,830
Nippon Telegraph & Telephone Corp.                                 717            3,129,412
Nomura Holdings, Inc.                                          443,100            6,137,560
NTT Urban Development Corp.                                        103              475,473
                                                                              -------------
                                                                                 40,373,685
                                                                              -------------
Luxembourg - 0.8%
SES Global(a)                                                  252,267            3,271,511
                                                                              -------------
Mexico - 3.3%
America Movil, SA de CV Series L                               147,706            7,621,630
Grupo Aeroportuario del Sureste, SA de CV (ADR)                 21,100              591,855
Grupo Financiero Banorte, SA de CV Series O                    266,677            1,735,474
Telefonos de Mexico, SA de CV Series L (ADR)                    47,906            1,654,194
Urbi, Desarollos Urbanos, SA de CV(a)                          196,500              985,029
                                                                              -------------
                                                                                 12,588,182
                                                                              -------------
Netherlands - 2.1%
ING Groep NV                                                   269,933            8,155,169
                                                                              -------------
Norway - 2.0%
DNB NOR ASA                                                    282,400            2,886,410
Norsk Hydro ASA                                                 56,715            4,682,114
                                                                              -------------
                                                                                  7,568,524
                                                                              -------------
Peru - 0.5%
Exsa, SA(c)                                                  2,899,286            1,867,925
                                                                              -------------
Poland - 0.5%
Polski Koncern Naftowy Orlen, SA                               130,000            1,877,016
                                                                              -------------

Company                                                       Shares           U.S. $ Value
-------------------------------------------------------------------------------------------
Russia - 3.7%
AO VimpelCom (ADR)(a)                                          105,400        $   3,627,868
Lukoil (ADR)                                                    14,208            1,916,233
Mechel Steel Group OAO (ADR)(a)                                 74,100            1,983,657
MMC Norilsk Nickel (ADR)                                        34,616            2,019,844
Mobile TeleSystems (ADR)                                        71,200            2,505,528
AFK Sistema (GDR)(a)                                           129,932            2,217,939
                                                                              -------------
                                                                                 14,271,069
                                                                              -------------
Singapore - 1.0%
DBS Group Holdings, Ltd.                                       208,535            1,880,422
Singapore Airlines, Ltd.                                       261,000            1,877,730
                                                                              -------------
                                                                                  3,758,152
                                                                              -------------
South Africa - 2.5%
AngloGold Ashanti, Ltd. (ADR)                                   76,309            2,628,845
MTN Group, Ltd.                                                694,754            4,896,110
Telkom South Africa, Ltd.                                      125,090            2,150,941
                                                                              -------------
                                                                                  9,675,896
                                                                              -------------
South Korea - 4.5%
Kookmin Bank                                                   106,421            4,750,545
Kookmin Bank (ADR)                                             112,633            5,029,063
POSCO                                                           28,726            5,688,065
SK Telecom Co., Ltd.                                            10,737            1,810,915
                                                                              -------------
                                                                                 17,278,588
                                                                              -------------
Spain - 5.0%
Altadis, SA                                                     46,241            1,891,177
Amadeus Global Travel Distribution, SA                         263,903            2,490,606
Banco Bilbao Vizcaya Argentaria, SA                            412,559            6,714,310
Indra Sistemas, SA                                             110,868            1,989,821
Red Electrica de Espana                                         88,170            2,184,185
Telefonica, SA                                                 224,292            3,894,563
                                                                              -------------
                                                                                 19,164,662
                                                                              -------------
Sweden - 0.5%
Eniro AB                                                       160,137            1,890,839
                                                                              -------------
Taiwan - 3.6%
Cathay Financial Holding Co., Ltd. (GDR)(b)                    203,730            3,830,124
Chunghwa Telecom Co., Ltd. (ADR)                               172,300            3,651,037
Mega Financial Holding Co., Ltd.                             1,909,000            1,228,132
Taiwan Semiconductor Manufacturing Co., Ltd.                 2,899,193            4,728,769
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)              42,971              364,394
                                                                              -------------
                                                                                 13,802,456
                                                                              -------------
Thailand - 0.9%
Airports of Thailand Public Co., Ltd.                        1,022,800            1,222,288
PTT Public Co., Ltd.                                           439,000            2,165,823
                                                                              -------------
                                                                                  3,388,111
                                                                              -------------

                                                             Shares or
                                                             Principal
                                                                Amount
Company                                                          (000)         U.S. $ Value
--------------------------------------------------------------------------------------------
Trinidad & Tobago - 0.0%
B.W.I.A. International Airways, Ltd.(a)(c)                   2,727,272        $     130,781
                                                                              -------------
Turkey - 0.7%
Turkiye Is Bankasi series C                                    449,571            2,588,532
                                                                              -------------
United Kingdom - 11.8%
Associated British Ports Holdings Plc.                         184,798            1,678,571
BAE Systems Plc.                                             1,596,900            7,832,549
BP Plc.                                                        289,970            3,011,374
British Airways Plc.(a)                                        732,625            3,661,391
British American Tobacco Plc.                                  151,175            2,660,023
Capita Group Plc.                                              379,884            2,696,666
Centrica Plc.                                                  922,596            4,025,511
Group 4 Securicor Plc.(a)                                    1,004,025            2,600,137
National Grid Transco Plc.                                     787,589            7,302,274
O2 Plc.(a)                                                   2,539,770            5,723,440
Vodafone Group Plc.                                          1,322,454            3,512,246
Wolfson Microelectronics Plc.(a)                               277,863              795,514
                                                                              -------------
                                                                                 45,499,696
                                                                              -------------
Total Common & Preferred Stocks
   (cost $271,288,466)                                                          362,605,089
                                                                              -------------

SHORT-TERM INVESTMENT - 5.6%
Time Deposit - 5.6%
Dresdner Bank                                               $   21,400           21,400,000

Total Investments - 99.8%
   (cost $292,688,466)                                                          384,005,089
Other assets less liabilities - 0.2%                                               686,207
                                                                              -------------

NET ASSETS - 100%                                                             $ 384,691,296
                                                                              =============


(a)   Non-income producing security.
(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005 these securities amounted to $4,660,527 or 1.2% of net assets.
(c)   Illiquid security, valued at fair value.

      Glossary of terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
SECTOR BREAKDOWN
March 31, 2005 (unaudited)

  23.4% Finance
  18.6% Utilities
  12.3% Consumer Services
  11.7% Energy
   7.4% Technology
   5.6% Short-Term
   4.6% Basic Industry
   3.7% Transportation
   3.6% Healthcare
   3.1% Consumer Staples
   2.0% Aerospace & Defense
   1.8% Consumer Manufacturing
   1.7% Multi Industry Companies
   0.5% Capital Goods
------
 100.0% Total Investments
======

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.       DESCRIPTION OF EXHIBIT
      -----------       ----------------------

      11(a)(1)          Certification of Principal Executive Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)          Certification of Principal Financial Officer Pursuant to
                        Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: May 27, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: May 27, 2005